Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.25%
Alabama: 3.15%
Airport revenue: 0.07%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	$500,000	$520,696
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	516,956
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	411,277
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	829,889
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	564,097
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	676,614
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	732,772
				4,252,301
Education revenue: 0.07%
Jacksonville Public Educational Building Authority Foundation Project Series A (AGM Insured)	5.25	8-1-2048	4,500,000	4,878,575
Health revenue: 0.53%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,169,709
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	13,189,937
Health Care Authority for Baptist Health Series Bø	5.06	11-1-2042	9,340,000	9,340,000
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,087,013
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,081,935
				35,868,594
Housing revenue: 0.11%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,403,755
Utilities revenue: 2.33%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,543,921
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,161,580
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,200,438
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,312,739
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,667,009
Southeast Alabama Gas Supply Districtøø	5.00	6-1-2049	20,000,000	21,447,064
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	16,000,000	17,106,603
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00	11-1-2051	2,465,000	2,454,176
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	2,980,714
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,548,027
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	19,039,662
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3073 (Morgan Stanley Bank LIQ)144Aø	3.94	2-1-2053	10,000,000	10,000,000
				157,461,933
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
Madison Water & Wastewater Board	5.25%	12-1-2053	$2,500,000	$2,774,493
				212,639,651
Alaska: 0.06%
Health revenue: 0.06%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	2,010,164
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,063,862
				4,074,026
Arizona: 1.26%
Education revenue: 0.21%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	2,000,000	2,011,468
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,842,085
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,746,011
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,230,754
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,075,553
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,339,160
				14,245,031
GO revenue: 0.05%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,665,833
Health revenue: 0.23%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,696,154
Housing revenue: 0.09%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,789,585
Industrial development revenue: 0.06%
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,598,542
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	1,000,000	825,978
				4,424,520
Miscellaneous revenue: 0.50%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	2,983,791
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	14,151,597
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	9,130,025
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,426,270
				33,691,683
See accompanying notes to portfolio of investments
2 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.06%
Maricopa County IDA Robert and Andrea Van Hofwegen Family LLCø	3.68%	8-1-2026	$2,500,000	$2,500,000
Pinal County IDA Feenstra Investments LLCø	3.73	8-1-2027	1,250,000	1,250,000
				3,750,000
Utilities revenue: 0.03%
Salt River Project Agricultural Improvement & Power District Series A	5.00	12-1-2045	2,000,000	2,034,992
Water & sewer revenue: 0.03%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	1,005,853
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	1,002,769
				2,008,622
				85,306,420
Arkansas: 0.04%
Miscellaneous revenue: 0.04%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,164,957
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	996,552
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	497,638
				2,659,147
California: 4.87%
Airport revenue: 1.37%
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,550,973
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2046	7,000,000	7,379,822
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,767,363
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,204,788
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,774,557
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,802,446
City of Los Angeles Department of Airports Series G	5.25	5-15-2047	3,000,000	3,221,628
City of Los Angeles Department of Airports Series H	5.50	5-15-2047	5,000,000	5,457,265
Port of Oakland Series H	5.00	5-1-2026	2,500,000	2,568,515
Port of Oakland Series H	5.00	5-1-2029	1,875,000	2,008,126
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	1,500,000	1,413,102
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2052	3,000,000	3,146,241
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	40,000,000	40,437,172
				92,731,998
Education revenue: 0.02%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	1,011,408
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.83%
Alhambra Unified School District Series B (AGC Insured)¤	0.00%	8-1-2031	$7,500,000	$6,014,191
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,750,425
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	3,795,000	2,956,401
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,626,105
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2035	6,700,000	4,654,064
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	1,000,000	801,892
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	1,000,000	775,836
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	1,000,000	749,525
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,935,287
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,485,344
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,653,599
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,601,184
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,284,705
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2033	1,230,000	919,162
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,304,634
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,634,628
San Diego Unified School District Series C¤	0.00	7-1-2031	2,000,000	1,620,832
San Diego Unified School District Series C¤	0.00	7-1-2033	1,000,000	759,361
San Diego Unified School District Series C¤	0.00	7-1-2034	2,000,000	1,471,590
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,947,956
Whittier City School District Series C	5.25	8-1-2046	4,850,000	5,120,330
Wiseburn School District Series B (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,805,590
				55,872,641
Health revenue: 0.52%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	10,028,848
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,099,704
California PFA Kendal at Sonoma Obligated Group Series B-3144A	2.13	11-15-2027	275,000	275,010
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	5.75	7-1-2040	13,775,000	13,775,000
California Statewide CDA Scripps Health Obligated Group Series A (U.S. Bank N.A. LOC)ø	2.70	8-1-2035	695,000	695,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,583,722
				35,457,284
Housing revenue: 0.36%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	1,000,000	774,265
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	3,023,937	2,991,197
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,115,046
Ontario PFA Series A (AGM Insured)	5.00	11-1-2047	2,750,000	2,990,579
Pasadena PFA Series A¤	0.00	3-1-2027	2,095,000	1,903,002
Pasadena PFA Series A¤	0.00	3-1-2028	4,450,000	3,920,233
Pasadena PFA Series A¤	0.00	3-1-2029	4,520,000	3,865,690
Pasadena PFA Series A¤	0.00	3-1-2031	2,185,000	1,754,226
See accompanying notes to portfolio of investments
4 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pasadena PFA Series A¤	0.00%	3-1-2032	$2,000,000	$1,550,220
Pasadena PFA Series A¤	0.00	3-1-2033	4,295,000	3,210,597
				24,075,055
Miscellaneous revenue: 0.11%
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,203,673
Mesa Water District COP	4.00	3-15-2039	500,000	519,902
Mesa Water District COP	4.00	3-15-2040	500,000	516,539
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,217,817
				7,457,931
Tax revenue: 0.01%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	941,198
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	508,573
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	303,671
				812,244
Transportation revenue: 0.47%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.89	4-1-2036	23,545,000	23,665,904
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,371,341
				32,037,245
Utilities revenue: 0.99%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,852,105
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,373,393
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,806,503
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,500,000	12,678,995
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	479,222
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	398,178
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	444,667
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,389,090
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,140,071
Los Angeles Department of Water & Power System Revenue Series A-4ø	4.40	7-1-2035	1,000,000	1,000,000
M-S-R Energy Authority Series B	6.13	11-1-2029	13,130,000	14,034,297
Southern California Public Power Authority Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2038	1,185,000	1,185,579
				66,782,100
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.18%
Eastern Municipal Water District Series Aø	4.20%	7-1-2046	$6,000,000	$6,000,000
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	7-1-2044	6,000,000	6,006,648
				12,006,648
				329,185,752
Colorado: 3.78%
Airport revenue: 0.60%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,561,511
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	24,326,435
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,286,629
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,204,225
				40,378,800
Education revenue: 0.29%
Board of Governors of Colorado State University System Series E-1	5.00	3-1-2040	945,000	957,369
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,000,298
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	250,000	247,635
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	2,810,000	2,909,064
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC Series B-2	7.00	12-15-2046	3,940,000	4,105,379
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	760,896
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	955,000	956,619
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,353
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	549,444
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,148,525
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,291,875
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	724,997
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	606,965
Colorado School of Mines Series A (AGM Insured)	5.25	12-1-2047	1,730,000	1,920,494
				19,330,913
GO revenue: 0.46%
Boulder Valley School District No. Re-2 Boulder	4.13	12-1-2046	3,000,000	3,019,781
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	1,002,207
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	437,000	424,828
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	987,562
Grand River Hospital District (AGM Insured)	5.25	12-1-2035	1,750,000	1,857,748
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,158,092
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,005,070
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	1,959,237
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	14,472,146
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	664,427
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,250,055
				30,801,153
See accompanying notes to portfolio of investments
6 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.21%
Aspen Valley Hospital District	5.00%	10-15-2033	$600,000	$600,241
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	3,500,000	3,394,689
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	868,258
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,175,000
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Obligated Group Series A	5.00	6-1-2040	1,000,000	1,016,923
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	483,141
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	272,386
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	518,922
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.65	11-15-2039	3,200,000	3,200,000
				14,529,560
Miscellaneous revenue: 0.94%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,045,365
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,704,337
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,116,494
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	665,232
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,023,180
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,217,884
E-470 Public Highway Authority Series A (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,778,385
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	498,939
State of Colorado COP	6.00	12-15-2039	4,225,000	5,116,416
State of Colorado COP	6.00	12-15-2041	17,500,000	20,977,996
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,333,674
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,311,928
State of Colorado Series N	4.00	3-15-2043	7,900,000	7,875,403
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	3,500,000	3,644,175
				63,309,408
Tax revenue: 0.89%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,060,224
City of Commerce City Sales & Use Tax Revenue (AGM Insured)	5.00	8-1-2044	1,250,000	1,254,353
Regional Transportation District Sales Tax Revenue Fastracks Project Series A	5.00	11-1-2041	50,945,000	52,381,221
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	798,856
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	552,522
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Regional Transportation District Denver Transit Partners LLC Series A	5.00%	7-15-2031	$500,000	$552,453
Thornton Development Authority East 144th Avenue I-25 Project Series B	5.00	12-1-2034	1,375,000	1,383,626
				59,983,255
Transportation revenue: 0.14%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,364,970
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,471,812
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,408,283
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,563,558
E-470 Public Highway Authority Series A	5.00	9-1-2040	2,000,000	2,006,653
				9,815,276
Utilities revenue: 0.20%
City of Colorado Springs Utilities System Revenue Series A (U.S. Bank N.A. SPA)ø	3.70	11-1-2038	520,000	520,000
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	12,975,833
				13,495,833
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2035	800,000	843,389
Central Weld County Water District (AGM Insured)	4.00	12-1-2037	400,000	412,639
Central Weld County Water District (AGM Insured)	4.00	12-1-2038	400,000	409,234
Central Weld County Water District (AGM Insured)	4.00	12-1-2039	450,000	457,577
Central Weld County Water District (AGM Insured)	4.00	12-1-2040	500,000	505,591
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	142,565
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	768,486
				3,539,481
				255,183,679
Connecticut: 1.08%
Education revenue: 0.32%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,283,498
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,434,268
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,039,090
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,084,313
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,725,333
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,176,259
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2031	75,000	75,926
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2032	550,000	556,025
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2033	605,000	610,509
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2034	450,000	453,061
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	3.25	11-15-2036	1,350,000	1,217,481
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	610,000	632,168
See accompanying notes to portfolio of investments
8 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00%	11-15-2028	$530,000	$560,642
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2029	515,000	551,182
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,649,009
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,718,807
				21,767,571
GO revenue: 0.15%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,763,398
City of Danbury BAN144A	5.00	9-24-2024	2,000,000	2,010,795
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,963,579
City of New Haven Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,184,874
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,376,900
				10,299,546
Health revenue: 0.17%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,998,996
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	850,531
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,983,155
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,282,517
				11,115,199
Tax revenue: 0.44%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,855,526
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,395,847
State of Connecticut Special Tax Revenue Class R Series A (AGM Insured)	4.00	5-1-2038	5,000,000	5,237,813
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,390,225
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	8,043,621
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,065,605
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,589,733
				29,578,370
				72,760,686
Delaware: 0.17%
Education revenue: 0.03%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,680,000	2,333,163
County of Kent Charter School, Inc. Series B	4.00	5-1-2024	30,000	29,947
				2,363,110
Transportation revenue: 0.14%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	667,056
Delaware River & Bay Authority	4.00	1-1-2040	485,000	494,113
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Delaware River & Bay Authority	4.00%	1-1-2041	$320,000	$323,914
Delaware River & Bay Authority	4.00	1-1-2042	550,000	554,147
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	985,317
Delaware River & Bay Authority	5.00	1-1-2039	450,000	503,594
Delaware River & Bay Authority	5.00	1-1-2040	465,000	516,683
Delaware River & Bay Authority	5.00	1-1-2041	500,000	551,359
Delaware River & Bay Authority	5.00	1-1-2042	520,000	570,813
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,977,057
				9,144,053
				11,507,163
District of Columbia: 0.71%
Airport revenue: 0.17%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,482,883
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,369,238
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,563,611
				11,415,732
GO revenue: 0.24%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,252,658
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,682,153
				15,934,811
Health revenue: 0.11%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,687,993
Housing revenue: 0.06%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	975,658
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,438,208
				4,413,866
Miscellaneous revenue: 0.04%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	686,325
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,132,252
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	641,286
				2,459,863
Tax revenue: 0.09%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,345,257
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,015,472
See accompanying notes to portfolio of investments
10 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Washington Convention & Sports Authority Series B	4.00%	10-1-2038	$1,000,000	$1,008,653
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	1,002,010
				6,371,392
				48,283,657
Florida: 6.62%
Airport revenue: 2.45%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,887,169
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,601,659
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,102,562
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,766,451
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	7,073,089
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	11,000,000	11,054,598
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2032	14,000,000	14,068,828
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,256,835
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,500,186
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2033	5,000,000	5,021,961
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	19,271,111
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,513,792
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,106,884
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,039,130
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,163,106
Hillsborough County Aviation Authority Series E	5.00	10-1-2048	10,000,000	10,253,500
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	21,605,109
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,300,043
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,327,280
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443144Aø	3.71	4-1-2038	5,315,000	5,315,000
				165,228,293
Education revenue: 0.50%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	10,500,000	10,966,739
Capital Trust Agency Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,501,292
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,125,572
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	1,605,000	1,572,752
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,861,987
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,832,661
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,162,446
				34,023,449
GO revenue: 0.61%
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,628,279
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	13,201,497
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Miami-Dade Series A	4.00%	7-1-2042	$5,000,000	$5,002,284
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,192,771
				41,024,831
Health revenue: 0.93%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,003,180
City of Jacksonville Baptist Health System Obligated Group Series Eø	3.64	8-1-2036	1,510,000	1,510,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,171,902
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	1,036,508
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,395,524
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	748,830
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,356,944
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,215,698
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,297,190
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,421,521
Lee Memorial Health System Obligated Group Series Bø	4.23	4-1-2049	7,000,000	7,000,000
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,855,770
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,780,692
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,144,326
				62,938,085
Housing revenue: 0.24%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,535,235
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,690,284
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,775,632
County of Hillsborough	5.00	10-1-2038	8,000,000	8,122,201
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	750,000	785,676
Florida Housing Finance Corp. Villa Capri III Associates Ltd	7.60	12-15-2042	2,410,000	2,413,062
				16,322,090
Industrial development revenue: 0.16%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	2,938,748
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,540,956
				10,479,704
Miscellaneous revenue: 0.62%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	14,473,701
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,061,994
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2044	875,000	978,630
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,238,187
See accompanying notes to portfolio of investments
12 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Duval County Public Schools Series A (AGM Insured)	5.00%	7-1-2035	$3,000,000	$3,342,503
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,750,011
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.38	5-1-2045	1,000,000	996,424
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	3,000,000	2,989,130
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	701,000	702,080
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,300,000	1,300,112
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	110,000	110,462
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	2,019,137
St. Johns County School Board Series A (AGM Insured)	5.25	7-1-2047	5,000,000	5,462,735
St. Johns County School Board Series A (AGM Insured)	5.50	7-1-2049	3,000,000	3,362,439
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	1,250,000	1,292,009
				42,079,554
Tax revenue: 0.08%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,340,841
Transportation revenue: 0.39%
Central Florida Expressway Authority (AGM Insured)	4.00	7-1-2039	6,070,000	6,198,583
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,389,652
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,064,687
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,467,734
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,253,521
				26,374,177
Utilities revenue: 0.05%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,417,332
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2038	1,000,000	1,108,029
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2042	1,000,000	1,095,571
				3,620,932
Water & sewer revenue: 0.59%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,269,515
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,800,394
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	11,309,986
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2048	2,605,000	2,841,613
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2053	4,000,000	4,352,374
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,353,442
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
North Sumter County Utility Dependent District (BAM Insured)	5.00%	10-1-2044	$3,000,000	$3,158,457
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,752,263
				39,838,044
				447,270,000
Georgia: 2.65%
Education revenue: 0.17%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,364,000
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	862,173
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,216,592
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,056,932
				11,499,697
Health revenue: 0.26%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,618,638
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.69	4-1-2036	8,000,000	8,000,000
Development Authority for Fulton County Shepherd Center, Inc.ø	3.70	9-1-2035	3,000,000	3,000,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,287,496
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,608,064
				17,514,198
Industrial development revenue: 0.04%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,709,545
Tax revenue: 0.11%
Metropolitan Atlanta Rapid Transit Authority Series B	5.00	7-1-2044	7,500,000	7,700,678
Utilities revenue: 2.07%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	993,537
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	986,921
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,239,671
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,019,524
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,567,405
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,053,647
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,948,388
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,854,246
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,426,355
See accompanying notes to portfolio of investments
14 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series B	5.00%	6-1-2027	$1,700,000	$1,736,824
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	2,983,598
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,447,834
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,757,306
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	30,000,000	29,189,679
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,238,405
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	1,550,000	1,655,680
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,160,940
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,155,830
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,550,314
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	5,125,467
Municipal Electric Authority of Georgia Projects One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,078,403
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,708,939
				139,878,913
				179,303,031
Guam: 0.11%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	546,169
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,022,800
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	754,371
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	525,268
				2,848,608
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	50,000	50,201
Miscellaneous revenue: 0.04%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,617,260
Water & sewer revenue: 0.03%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,669,286
				7,185,355
Hawaii: 0.41%
Airport revenue: 0.41%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,402,028
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,556,582
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,168,002
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,282,907
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	896,921
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	638,756
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
State of Hawaii Harbor System Revenue Series A AMT	4.00%	7-1-2036	$300,000	$304,017
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	428,805
				27,678,018
Idaho: 0.09%
Education revenue: 0.09%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	525,000	525,340
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,365,996
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	1,120,000	1,113,793
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,587,347
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,344,812
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	215,068
				6,152,356
Illinois: 12.48%
Airport revenue: 0.72%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,140,704
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,807,164
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2026	5,000,000	5,000,208
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	8,000,000	8,005,345
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,778,946
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,554,605
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2030	5,000,000	5,039,879
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,596,587
Chicago O’Hare International Airport Series E (AGM Insured)	4.00	1-1-2039	1,500,000	1,534,578
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,023,219
				48,481,235
Education revenue: 0.36%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,040,436
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	696,740
Illinois Finance Authority Noble Network of Charter Schools	6.25	9-1-2039	7,955,000	7,959,731
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,821,881
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,634,594
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,814,545
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,629,430
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	504,118
See accompanying notes to portfolio of investments
16 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	4.00%	4-1-2037	$1,000,000	$993,424
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	546,872
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,194,534
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,197,288
				24,033,593
GO revenue: 3.67%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	11,143,492
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,996,573
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,288,688
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	2,058,882
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,554,544
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	3,817,050
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,999,906
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	14,918,453
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	6,015,615
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	4,006,822
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,958,261
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,665,160
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,706,991
City of Chicago (NPFGC Insured)¤	0.00	1-1-2025	9,935,000	9,620,851
City of Chicago (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	4,810,140
City of Chicago Series A	5.00	1-1-2027	1,410,000	1,468,600
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,831,862
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,140,238
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,515,193
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,097,009
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,606,850
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,597,470
City of Chicago Series A	6.00	1-1-2038	3,000,000	3,141,682
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,612,444
City of Chicago Series C CAB (AGM Insured)¤	0.00	1-1-2026	7,360,000	6,905,839
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,172,605
Cook County Community College District No. 508	5.13	12-1-2038	2,250,000	2,251,511
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,555,359
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,293,432
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,393,082
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,106,804
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,826,427
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,778,880
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2025	855,000	827,676
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,718,197
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	12,050,000	10,878,037
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50%	2-1-2040	$1,265,000	$1,390,059
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,109,059
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,870,531
RBC Municipal Products, Inc. Trust Series 2023-E-156144Aø	3.69	11-25-2026	9,750,000	9,750,000
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,443,759
State of Illinois	5.00	11-1-2027	1,175,000	1,222,918
State of Illinois	5.50	5-1-2024	2,500,000	2,503,506
State of Illinois	5.50	1-1-2030	2,900,000	3,279,193
State of Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,003,173
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	2,355,000	2,423,087
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,622,907
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,896,578
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,968,396
State of Illinois Series B	5.50	5-1-2047	6,500,000	7,103,226
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,819,232
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,143,300
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,388,945
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,539,960
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	298,432
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,023,458
Will County Community Unit School District No. 209-U Wilmington Series A (AGM Insured)	5.50	2-1-2041	3,660,000	4,014,296
				248,094,640
Health revenue: 1.55%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,599,042
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	7,016,159
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	25,339,222
Illinois Finance Authority Evangelical Retirement Homes of Greater Chicago Obligated Group	5.00	2-15-2022	1,680,000	386,400
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	4,081,936
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,270,738
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	10,660,000	10,298,672
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	13,113,268
See accompanying notes to portfolio of investments
18 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00%	8-15-2047	$30,000,000	$31,728,528
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,774,291
				104,608,256
Housing revenue: 1.23%
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured)ø	3.65	4-1-2045	1,500,000	1,500,000
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	2,500,000	2,440,591
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,133,639
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	10,101,947
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	20,538,406
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	25,700,000	20,432,716
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	7,845,038
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,509,210
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,657,042
				83,158,589
Industrial development revenue: 0.06%
County of Peoria Caterpillar, Inc.ø	4.04	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.21%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,257,724
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,265,366
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,444,862
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,854,168
				13,822,120
Tax revenue: 2.95%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,880,700
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	23,225,000	23,307,981
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2044	4,000,000	4,001,901
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,537,568
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,694,338
City of Chicago Sales Tax Revenue	5.00	1-1-2027	3,000,000	3,032,153
City of Chicago Sales Tax Revenue	5.00	1-1-2029	1,500,000	1,516,076
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,962,839
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,472,214
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2025	3,745,000	3,750,718
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2026	4,775,000	4,777,227
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2027	8,845,000	8,846,239
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	4,030,000	4,033,359
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	13,190,000	13,202,413
Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	15,000,000	17,958,894
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,275,819
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	6,010,414
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	17,568,845
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	9,006,126
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Sales Tax Securitization Corp. Series A	4.00%	1-1-2048	$5,430,000	$5,056,362
Sales Tax Securitization Corp. Series A	5.00	1-1-2038	3,000,000	3,140,875
Southwestern Illinois Development Authority	5.00	3-1-2025	645,000	587,386
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,033,985
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,960,263
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,785,823
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,140,897
				199,541,415
Tobacco revenue: 0.05%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,004,347
Transportation revenue: 0.56%
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,828,128
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,096,927
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	16,427,387
Illinois State Toll Highway Authority Series B	5.00	1-1-2037	1,545,000	1,545,000
Illinois State Toll Highway Authority Series B	5.00	1-1-2039	1,500,000	1,500,000
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2025	2,960,000	2,996,002
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,571,843
				37,965,287
Utilities revenue: 0.36%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	6,000,000	5,853,675
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,113,220
Illinois Municipal Electric Agency Series A	5.00	2-1-2031	8,000,000	8,117,947
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,459,719
				24,544,561
Water & sewer revenue: 0.76%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2025	1,985,000	1,986,414
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	12,925,000	12,938,211
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2044	4,425,000	4,436,012
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2039	5,000,000	5,019,120
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2032	3,250,000	3,481,811
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	9,000,000	9,037,921
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.25	11-1-2048	5,000,000	5,469,610
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	4,000,000	4,043,079
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,070,167
				51,482,345
				843,036,388
Indiana: 1.72%
Airport revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Series I	5.00	1-1-2030	3,000,000	3,023,927
See accompanying notes to portfolio of investments
20 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.26%
Indiana Finance Authority DePauw University Series A	5.00%	7-1-2047	$17,000,000	$17,285,865
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	341,607
				17,627,472
Health revenue: 0.38%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	13,146,509
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	5,058,186
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series Jø	4.45	11-1-2037	2,000,000	2,000,000
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,375,425
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001-A-1	5.00	11-15-2034	2,750,000	2,807,101
				25,387,221
Housing revenue: 0.27%
Greater Clark Building Corp.	6.00	7-15-2038	5,000,000	5,993,041
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,351,504
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,976,792
Northwestern School Building Corp.	6.00	7-15-2039	850,000	977,777
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,243,621
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,220,092
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,100,689
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,190,905
				18,054,421
Industrial development revenue: 0.02%
City of Jeffersonville Metals USA, Inc.ø	3.78	12-1-2027	1,400,000	1,400,000
Miscellaneous revenue: 0.34%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,198,171
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2039	10,535,000	10,705,174
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	3,010,798
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,340,650
				23,254,793
Tax revenue: 0.06%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,172,438
Utilities revenue: 0.16%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,318,928
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	2,996,267
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,715,206
				11,030,401
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 21

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.18%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00%	7-1-2043	$3,450,000	$3,421,798
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,075,195
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,378,339
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,500,000	3,503,315
				12,378,647
				116,329,320
Iowa: 0.08%
GO revenue: 0.05%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,522,029
Housing revenue: 0.03%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,862,441
				5,384,470
Kansas: 0.27%
GO revenue: 0.08%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	2,977,553
Wyandotte County Unified School District No. 203 Piper Series A (AGM Insured)	5.25	9-1-2052	2,500,000	2,698,900
				5,676,453
Tax revenue: 0.19%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	30,025,000	12,600,033
				18,276,486
Kentucky: 2.13%
Education revenue: 0.07%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,711,564
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	757,047
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,141,004
				4,609,615
Health revenue: 0.46%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,265,931
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,127,859
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,103,571
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2024	9,260,000	9,048,652
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,294,155
See accompanying notes to portfolio of investments
22 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00%	10-1-2040	$3,300,000	$3,629,174
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,268,136
				30,737,478
Housing revenue: 0.18%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,593,498
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,625,924
				12,219,422
Industrial development revenue: 0.06%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,035,976
Miscellaneous revenue: 0.04%
Kentucky State University (BAM Insured)	4.00	11-1-2046	640,000	622,656
Kentucky State University (BAM Insured)	4.00	11-1-2051	1,000,000	948,577
Kentucky State University (BAM Insured)	4.00	11-1-2056	1,000,000	938,110
				2,509,343
Tax revenue: 0.08%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AGM Insured)144Aø	3.67	12-1-2041	5,460,000	5,460,000
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,486,183
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	1,922,606
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,608,927
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,153,883
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	2,886,616
				9,058,215
Utilities revenue: 1.11%
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	27,475,000	27,577,886
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	18,732,194
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	23,250,000	23,239,538
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	5,385,000	5,405,165
				74,954,783
				143,584,832
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 23

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.43%
Airport revenue: 0.28%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00%	1-1-2036	$1,750,000	$1,873,361
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2037	1,750,000	1,865,362
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2038	1,500,000	1,592,581
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2040	3,000,000	3,020,026
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2034	4,500,000	4,530,857
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,158,294
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT (AGM Insured)	5.00	1-1-2033	3,000,000	3,024,064
Port New Orleans Board of Commissioners Series E	5.00	4-1-2040	2,000,000	2,105,058
				19,169,603
GO revenue: 0.03%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,120,128
Industrial development revenue: 0.37%
Louisiana Local Government Environmental Facilities & CDA Honeywell International, Inc.ø	4.04	12-1-2036	4,000,000	4,000,000
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,315,440
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,328,641
				24,644,081
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson LA144A	4.00	11-1-2044	1,730,000	1,556,526
Tax revenue: 0.57%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,999,374
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,574,096
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	21,783,516
				38,356,986
Water & sewer revenue: 0.16%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,105,338
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,572,795
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2038	350,000	355,342
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2039	400,000	404,338
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2040	350,000	352,083
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2036	730,000	737,002
See accompanying notes to portfolio of investments
24 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00%	12-1-2044	$1,000,000	$971,708
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,386,062
				10,884,668
				96,731,992
Maine: 0.16%
Health revenue: 0.16%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,699,108
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,410,272
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,515,822
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,661,512
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2046	500,000	484,394
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2050	1,000,000	950,035
				10,721,143
Maryland: 0.50%
Education revenue: 0.12%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,585,000	1,636,243
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	6,085,000	6,326,949
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	190,000	190,024
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,025
				8,353,241
GO revenue: 0.06%
County of Montgomery Series Eø	4.40	11-1-2037	4,175,000	4,175,000
Health revenue: 0.10%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,851,815
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	713,935
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	791,893
				6,357,643
Housing revenue: 0.17%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	8,000,000	8,071,793
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,433,279
				11,505,072
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 25

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00%	9-1-2050	$2,500,000	$2,057,886
Water & sewer revenue: 0.02%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	508,215
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	504,513
				1,012,728
				33,461,570
Massachusetts: 3.94%
Airport revenue: 0.13%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,326,939
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,131,378
Massachusetts Port Authority Series E	5.00	7-1-2046	1,975,000	2,068,650
				8,526,967
Education revenue: 0.26%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,004,892
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,705,812
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	2,012,994
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2050	2,750,000	2,226,143
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,734,389
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	853,615
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,623,175
				17,161,020
GO revenue: 1.54%
Commonwealth of Massachusetts	4.00	5-1-2035	5,000,000	4,999,749
Commonwealth of Massachusetts Series A	5.00	3-1-2041	11,500,000	11,505,576
Commonwealth of Massachusetts Series A	5.00	3-1-2046	5,000,000	5,002,425
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,933,976
Commonwealth of Massachusetts Series A	5.00	1-1-2054	23,000,000	24,710,738
Commonwealth of Massachusetts Series D	5.00	10-1-2053	10,000,000	10,745,887
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	16,464,543
Commonwealth of Massachusetts Series E	5.00	11-1-2052	5,000,000	5,352,647
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,870,031
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,241,992
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0339144Aø	3.66	10-1-2047	4,000,000	4,000,000
				103,827,564
Health revenue: 0.66%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,985,484
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	5,965,753
See accompanying notes to portfolio of investments
26 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25%	7-1-2048	$7,805,000	$8,443,980
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,060,892
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	980,425
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,165,683
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	10,000,000	10,636,119
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,185,538
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,415,223
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	3.65	7-1-2040	815,000	815,000
				44,654,097
Miscellaneous revenue: 0.15%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	10,149,267
Tax revenue: 0.91%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,720,459
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	12,026,378
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	21,500,000	22,621,195
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	17,000,000	18,322,536
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,039,002
				61,729,570
Water & sewer revenue: 0.29%
Massachusetts Water Resources Authority Series B (AGM Insured)##	5.25	8-1-2038	15,490,000	19,733,668
				265,782,153
Michigan: 3.16%
Airport revenue: 0.13%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,221,605
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,471,509
Wayne County Airport Authority Detroit Metropolitan Series F	5.00	12-1-2029	6,000,000	6,104,635
				8,797,749
Education revenue: 0.17%
Michigan Finance Authority Albion College	4.00	12-1-2041	4,145,000	3,327,783
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 27

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Michigan Finance Authority Bradford Academy	4.30%	9-1-2030	$930,000	$855,654
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	1,017,311
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,633,931
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	1,030,000	1,030,570
University of Michigan Series Bø	3.63	4-1-2028	1,665,000	1,665,000
				11,530,249
Health revenue: 0.26%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	591,853
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	970,000	918,548
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,056,990
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	3,600,000	3,659,795
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016-MI	5.00	12-1-2034	8,055,000	8,323,505
				17,550,691
Housing revenue: 0.65%
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2031	1,340,000	1,347,275
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2032	2,000,000	2,010,662
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2033	2,975,000	2,990,568
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2034	6,615,000	6,648,319
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2039	7,955,000	7,976,009
Michigan Municipal Bond Finance Authority Series C (Ambac Insured)	4.75	5-1-2027	3,415,000	3,453,141
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,742,848
Rib Floater Trust Various States Series 2022-047144Aø	4.37	12-1-2045	5,000,000	5,000,000
				44,168,822
Miscellaneous revenue: 0.57%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	7,000,000	7,014,474
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,651,389
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	7,895,000	7,904,490
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,357,843
				38,928,196
See accompanying notes to portfolio of investments
28 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.16%
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00%	7-1-2043	$4,975,000	$4,923,024
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00	7-1-2048	6,000,000	5,842,538
				10,765,562
Utilities revenue: 0.16%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,600,253
Water & sewer revenue: 1.06%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	8,500,000	8,778,694
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,160,192
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	11,000,000	11,148,896
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,016,026
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,006,251
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2026	1,945,000	1,948,062
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,264,062
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,486,255
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2032	5,750,000	5,760,478
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	12,000,000	12,029,318
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2031	6,500,000	6,512,652
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,001,351
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,254,229
				71,366,466
				213,707,988
Minnesota: 0.57%
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,068,528
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	230,957
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	246,960
				1,546,445
Health revenue: 0.43%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	2,045,138
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 29

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.66%	11-15-2038	$2,500,000	$2,500,000
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC144Aøø	5.85	11-1-2058	13,775,000	13,421,230
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	11,060,939
				29,027,307
Housing revenue: 0.06%
Minnesota Housing Finance Agency Series G (GNMA / FNMA / FHLMC Insured)ø	3.62	1-1-2034	4,155,000	4,155,000
Utilities revenue: 0.06%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,979,734
				38,708,486
Mississippi: 0.19%
Industrial development revenue: 0.10%
Mississippi Business Finance Corp. Chevron USA, Inc. Series Aø	4.60	12-1-2030	7,000,000	7,000,000
Miscellaneous revenue: 0.09%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	6,155,000	6,161,856
				13,161,856
Missouri: 0.68%
GO revenue: 0.13%
Liberty Public School District No. 53	4.00	3-1-2043	4,050,000	4,022,937
St. Louis School District	4.00	4-1-2030	4,840,000	4,897,252
				8,920,189
Miscellaneous revenue: 0.40%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,149,734
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	23,075,000	23,726,301
				26,876,035
Water & sewer revenue: 0.15%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	5,000,000	4,899,920
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,939,650
				9,839,570
				45,635,794
Nebraska: 0.41%
Health revenue: 0.02%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,148,037
See accompanying notes to portfolio of investments
30 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.39%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00%	12-1-2049	$19,810,000	$19,856,306
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,418,790
				26,275,096
				27,423,133
Nevada: 1.71%
GO revenue: 1.59%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,552,563
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,126,371
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,378,149
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,353,072
City of Reno Series A (AGM Insured)	5.00	6-1-2030	3,420,000	3,419,989
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,772,941
Clark County School District Series A (AGM Insured)	4.00	6-15-2036	850,000	875,865
Clark County School District Series A (AGM Insured)	4.00	6-15-2037	900,000	920,605
Clark County School District Series A (AGM Insured)	4.00	6-15-2038	850,000	862,378
Clark County School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,011,769
Clark County School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,003,620
Clark County School District Series A (AGM Insured)	5.00	6-15-2033	825,000	919,220
Clark County School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,057,116
Clark County School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,109,781
County of Clark Series A	5.00	6-1-2043	9,360,000	9,859,715
County of Clark Series A	5.00	5-1-2048	50,215,000	52,401,286
County of Clark Series C	4.00	7-1-2032	6,000,000	6,134,076
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,905,081
				107,663,597
Industrial development revenue: 0.05%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,076,180
State of Nevada Department of Business & Industry DesertXpress Enterprises LLC AMT144Aøø	4.00	1-1-2050	2,000,000	1,993,465
				3,069,645
Tax revenue: 0.07%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,502,801
				115,236,043
New Hampshire: 0.56%
Education revenue: 0.25%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,912,169
New Hampshire Health & Education Facilities Authority Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,429,309
				17,341,478
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 31

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.12%
New Hampshire Health & Education Facilities Authority Act Concord Hospital Obligated Group	5.00%	10-1-2047	$5,000,000	$5,116,303
New Hampshire Health & Education Facilities Authority Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,787,828
				7,904,131
Housing revenue: 0.09%
New Hampshire Business Finance Authority Series 1A	4.13	1-20-2034	6,091,202	5,934,063
Resource recovery revenue: 0.10%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,700,052
New Hampshire Business Finance Authority Waste Management, Inc. Series A3ø	4.10	4-1-2024	4,250,000	4,250,000
				6,950,052
				38,129,724
New Jersey: 2.41%
Airport revenue: 0.02%
South Jersey Port Corp. Series S	5.00	1-1-2039	1,350,000	1,378,438
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2047	750,000	717,248
GO revenue: 0.24%
City of Newark Series A	5.00	7-15-2025	5,000,000	5,076,385
City of Newark Series A	5.00	7-15-2026	2,205,000	2,243,088
City of Newark Series A	5.00	7-15-2027	6,035,000	6,143,437
City of Newark Series A	5.25	7-15-2024	1,325,000	1,328,698
City of Newark Series B	5.00	7-15-2025	385,000	390,882
City of Newark Series B	5.00	7-15-2026	395,000	401,823
City of Newark Series B	5.00	7-15-2027	405,000	412,277
City of Newark Series B	5.25	7-15-2024	375,000	376,046
				16,372,636
Housing revenue: 1.52%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	15,000,000	15,995,464
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,505,614
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,620,835
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,363,881
New Jersey Educational Facilities Authority Jersey Department of the Treasury	5.00	6-15-2025	5,830,000	5,843,552
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,051,197
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	8,670,359
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	9,880,025
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,440,544
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,498,088
New Jersey TTFA Series A¤	0.00	12-15-2039	10,000,000	5,309,847
See accompanying notes to portfolio of investments
32 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New Jersey TTFA Series A	5.00%	12-15-2036	$1,500,000	$1,607,318
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,244,055
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,001,055
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,084,806
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,587,489
New Jersey TTFA Series CC	5.50	6-15-2050	5,000,000	5,538,037
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,465,000	9,471,654
				102,713,820
Industrial development revenue: 0.09%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,960,000	5,972,602
Miscellaneous revenue: 0.19%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,534,424
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,303,480
				12,837,904
Tax revenue: 0.05%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,279,641
Transportation revenue: 0.29%
New Jersey Turnpike Authority Series A	4.00	1-1-2042	16,405,000	16,679,868
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,070,660
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,601,349
				19,351,877
				162,624,166
New Mexico: 0.23%
Industrial development revenue: 0.16%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,424,776
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,194,687
				10,619,463
Utilities revenue: 0.07%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	5,140,000	5,203,273
				15,822,736
New York: 12.12%
Airport revenue: 1.29%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	4,000,000	4,363,540
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,402,105
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,166,860
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,229,917
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 33

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00%	12-1-2039	$13,000,000	$13,970,697
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,586,328
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	673,722
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	856,193
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,085,836
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	745,305
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,704,762
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,899,399
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,886,693
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	7,203,575
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT	5.00	7-1-2041	3,250,000	3,224,608
Port Authority of New York & New Jersey AMT	4.00	11-1-2041	2,275,000	2,247,476
Port Authority of New York & New Jersey Series 193 AMT	5.00	10-15-2028	1,760,000	1,786,483
Port Authority of New York & New Jersey Series 205TH	5.25	11-15-2039	16,580,000	17,725,207
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,099,044
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,782,967
RBC Municipal Products, Inc. Trust Series G-120 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.70	10-1-2029	7,600,000	7,600,000
				87,240,717
Education revenue: 0.80%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,400,016
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,137,909
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,516,861
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,831,827
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,280,339
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,173,596
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,543,948
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,222,067
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	926,299
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	345,324
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,513,465
See accompanying notes to portfolio of investments
34 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
New York State Dormitory Authority St. John’s University Series A	4.00%	7-1-2048	$2,000,000	$1,909,755
Westchester County Local Development Corp. Pace University Series Bøø	4.48	5-1-2044	5,000,000	5,000,000
				53,801,406
GO revenue: 1.84%
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,861,438
City of New York Series A-1	5.25	9-1-2043	21,165,000	23,670,060
City of New York Series B1	5.00	10-1-2038	2,650,000	2,878,551
City of New York Series C	4.00	8-1-2039	3,000,000	3,066,902
City of New York Series C	5.25	3-1-2053	34,500,000	37,892,302
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,783,887
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,122,662
City of New York Series E1	5.00	3-1-2039	8,800,000	9,330,820
City of New York Series E1	5.25	4-1-2047	10,000,000	11,048,023
City of New York Series F1	5.00	3-1-2043	4,000,000	4,333,294
City of New York Series F1	5.00	3-1-2050	6,500,000	6,871,548
City of Yonkers Series C (AGM Insured)	5.00	3-15-2036	2,000,000	2,283,683
City of Yonkers Series C (AGM Insured)	5.00	3-15-2037	1,100,000	1,243,855
City of Yonkers Series C (AGM Insured)	5.00	3-15-2038	1,140,000	1,278,932
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	953,860
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	836,142
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,108,854
				124,564,813
Health revenue: 0.04%
Westchester County Local Development Corp. County Health Care Corp. Obligated Group (AGM Insured)	5.25	11-1-2034	1,000,000	1,148,662
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,500,000	1,500,000
				2,648,662
Housing revenue: 0.59%
New York City Transitional Finance Authority Building Aid Revenue Series S2	5.00	7-15-2041	13,805,000	13,945,077
New York City Transitional Finance Authority Building Aid Revenue Series S3A	4.00	7-15-2038	8,500,000	8,558,838
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,467
New York State Housing Finance Agency 8 East 102nd Street LLC Series Aø	3.70	5-1-2044	5,000,000	5,000,000
New York State Thruway Authority Personal Income Tax Revenue Series A1	4.00	3-15-2044	5,000,000	4,930,465
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,352,834
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,735,971
				39,528,652
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 35

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.61%
Monroe County Industrial Development Corp. CDS Monarch, Inc. (Citizens Bank LOC)ø	3.80%	7-1-2027	$485,000	$485,000
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	899,343
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,880,943
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	21,200,126
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	3,000,000	3,107,619
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2032	12,000,000	12,438,609
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,500,000	1,312,626
				41,324,266
Miscellaneous revenue: 0.62%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2031	1,000,000	1,119,279
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,471,568
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,885,565
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,077,860
Suffolk Regional Off-Track Betting Co.%%	6.00	12-1-2053	3,000,000	3,053,403
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	16,224,921
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	4.00	5-15-2046	1,250,000	1,221,220
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,653,291
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C1A	4.00	5-15-2042	2,250,000	2,258,206
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,400,000	1,902,674
				41,867,987
Tax revenue: 3.30%
New York City Transitional Finance Authority Building Aid Revenue Series S1	5.00	7-15-2040	3,155,000	3,174,252
New York City Transitional Finance Authority Future Tax Secured Revenue Series A1	4.00	8-1-2041	1,900,000	1,895,102
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	5.00	8-1-2031	17,075,000	17,137,283
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,418,876
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,851,705
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,472,280
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	5,020,490
See accompanying notes to portfolio of investments
36 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00%	5-1-2043	$2,335,000	$2,298,270
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,522,447
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-4ø	4.45	11-1-2044	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	24,581,148
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	4.00	2-1-2038	4,000,000	4,125,200
New York City Transitional Finance Authority Future Tax Secured Revenue Series F1	5.00	5-1-2042	2,390,000	2,492,056
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,669,384
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	8,035,790
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,934,698
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	7,214,204
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,954,311
New York State Dormitory Authority Personal Income Tax Revenue Series B	5.00	2-15-2045	7,330,000	7,365,833
New York State Dormitory Authority Personal Income Tax Revenue Series C	5.00	3-15-2034	2,610,000	2,616,017
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,091,316
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	13,192,479
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	6,031,854
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,673,345
New York State Dormitory Authority Personal Income Tax Revenue Series E	5.00	2-15-2044	9,600,000	9,650,360
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,843,197
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	4,086,384
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,421,812
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	8,032,809
New York State Urban Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,525,750
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 37

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00%	3-15-2043	$8,040,000	$7,941,410
Triborough Bridge & Tunnel Authority Sales Tax Revenue Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,382,120
				222,652,182
Transportation revenue: 1.40%
Metropolitan Transportation Authority Series Aøø	5.00	11-15-2048	7,300,000	7,341,627
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,831,186
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,350,345
Metropolitan Transportation Authority Series B	5.25	11-15-2038	2,970,000	2,979,143
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,628,885
Metropolitan Transportation Authority Series C (AGM Insured)	5.00	11-15-2041	9,700,000	10,290,978
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,179,367
Metropolitan Transportation Authority Series C1	5.00	11-15-2035	2,000,000	2,042,972
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	5,000,000	5,014,809
Metropolitan Transportation Authority Series G3 (SIFMA Municipal Swap+0.43%)±	4.07	11-1-2031	15,000,000	14,876,709
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,169,985
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,362,086
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	8,268,490
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,449,873
				94,786,455
Utilities revenue: 0.10%
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,872,929
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	3,038,069
				6,910,998
Water & sewer revenue: 1.53%
New York City Municipal Water Finance Authority & Sewer System Series BBø	4.60	6-15-2049	5,000,000	5,000,000
New York City Municipal Water Finance Authority Series BB	5.25	6-15-2054	7,000,000	7,716,892
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,760,546
New York City Municipal Water Finance Authority Water & Sewer System Series AA-2ø	4.55	6-15-2050	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,970,038
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	26,957,342
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,135,441
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2045	26,855,000	27,111,959
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,549,960
See accompanying notes to portfolio of investments
38 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Western Nassau County Water Authority Series A	4.00%	4-1-2046	$1,100,000	$1,101,148
Western Nassau County Water Authority Series A	4.00	4-1-2051	1,000,000	977,673
				103,280,999
				818,607,137
North Carolina: 0.76%
Airport revenue: 0.06%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,676,832
Education revenue: 0.09%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	508,512
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,030,388
University of North Carolina at Asheville	5.00	6-1-2042	625,000	635,221
University of North Carolina at Greensboro	5.00	4-1-2033	2,000,000	2,000,000
University of North Carolina at Greensboro	5.00	4-1-2039	1,620,000	1,620,000
				5,794,121
Health revenue: 0.14%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	539,686
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,542,477
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	878,291
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,511,352
University of North Carolina Hospitals at Chapel Hill Series Aø	3.65	2-1-2029	5,000,000	5,000,000
				9,471,806
Housing revenue: 0.06%
City of Raleigh Series A	5.00	10-1-2033	1,000,000	1,008,323
North Carolina Capital Facilities Finance Agency NCA&T University Foundation LLC Series A (AGC Insured)	5.00	6-1-2027	1,000,000	1,013,775
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,255,000
				4,277,098
Miscellaneous revenue: 0.03%
City of Charlotte Series A COP	5.00	12-1-2026	1,160,000	1,161,149
City of Charlotte Series C COP	5.00	6-1-2030	1,000,000	1,001,188
				2,162,337
Resource recovery revenue: 0.07%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.00	6-1-2038	5,000,000	4,996,067
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 39

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.19%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00%	6-30-2028	$1,275,000	$1,289,045
North Carolina Turnpike Authority (AGM Insured)	5.00	1-1-2049	4,500,000	4,711,122
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	508,202
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	6,000,000	6,411,394
				12,919,763
Water & sewer revenue: 0.12%
Town of Fuquay-Varina Combined Utilities Revenue Series A	4.00	2-1-2049	8,000,000	7,833,143
				51,131,167
North Dakota: 0.20%
Miscellaneous revenue: 0.14%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,239,994
Water & sewer revenue: 0.06%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	4,024,106
				13,264,100
Ohio: 1.46%
Education revenue: 0.07%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	589,336
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	606,221
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,552,154
				4,747,711
GO revenue: 0.06%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,389,320
Health revenue: 0.59%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,689,013
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,767,685
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	5,161,769
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,343,120
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,098,122
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,642,819
County of Hamilton TriHealth Obligated Group Series Aø	3.69	8-15-2051	1,700,000	1,700,000
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,572,442
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,201,737
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,809,745
				39,986,452
See accompanying notes to portfolio of investments
40 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.45%
Ohio Water Development Authority	5.00%	12-1-2035	$5,390,000	$5,620,784
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,079,412
RiverSouth Authority Series A	5.75	12-1-2027	1,925,000	1,925,230
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2039	2,500,000	2,507,117
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2026	2,030,000	2,043,341
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2028	1,610,000	1,620,193
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2030	2,250,000	2,262,349
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2035	12,000,000	12,048,556
				30,106,982
Tax revenue: 0.08%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,244,816
Transportation revenue: 0.18%
Ohio Turnpike & Infrastructure Commission Series A-4 CAB	5.70	2-15-2034	8,500,000	10,035,862
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,812,706
				11,848,568
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,019,555
				98,343,404
Oklahoma: 1.01%
Airport revenue: 0.45%
Oklahoma City Airport Trust Series A AMT	5.00	7-1-2043	9,000,000	9,257,051
Oklahoma City Airport Trust Series A AMT	5.00	7-1-2047	11,500,000	11,768,313
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.00	6-1-2043	4,485,000	4,609,104
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	3,770,000	3,888,610
Tulsa Airports Improvement Trust Series A AMT (BAM Insured)	5.00	6-1-2035	1,055,000	1,055,917
				30,578,995
Health revenue: 0.19%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,392,064
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	4.28	8-15-2031	9,100,000	9,100,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	4.20	8-15-2031	1,550,000	1,550,000
				13,042,064
Housing revenue: 0.35%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,057,166
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 41

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00%	9-1-2031	$1,145,000	$1,177,461
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,449,679
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,520,235
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	3,985,965
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	5,122,707
Pontotoc County Educational Facilities Authority Ada Independent School District No. 19	4.00	9-1-2040	1,000,000	960,791
				23,274,004
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,017,642
				67,912,705
Oregon: 0.45%
Airport revenue: 0.03%
Port of Portland Airport Revenue Series 24-B AMT	5.00	7-1-2034	1,905,000	1,978,446
Health revenue: 0.39%
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	489,840
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	468,686
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	941,424
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,604,136
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AGM Insured)	4.00	8-15-2045	13,650,000	13,105,188
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,957,291
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,076,154
				26,642,719
Utilities revenue: 0.03%
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,243,005
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	769,767
				2,012,772
				30,633,937
Pennsylvania: 6.51%
Airport revenue: 0.55%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,827,817
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	2,000,000	1,931,499
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,042,113
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	782,734
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	8,040,353
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	10,095,027
See accompanying notes to portfolio of investments
42 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Philadelphia Airport Revenue Series C AMT	4.00%	7-1-2037	$1,695,000	$1,679,039
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,244,700
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,802,745
				37,446,027
Education revenue: 0.22%
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,540,000
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,632,170
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,165,754
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	1,875,000	1,887,279
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	989,564
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,269,734
State Public School Building Authority Community College Of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,029,612
				14,514,113
GO revenue: 0.53%
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2044	1,275,000	1,376,333
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2047	3,600,000	3,862,644
North Pocono School District Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,261,902
North Pocono School District Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,820,142
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,395,032
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,713,492
School District of Philadelphia Series A	5.00	9-1-2024	2,075,000	2,084,103
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	6,952,513
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,906,848
West Mifflin School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,196,128
West Mifflin School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,236,189
West Mifflin School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,040,604
Williamsport Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,439,929
Williamsport Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,489,960
Williamsport Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,555,090
Williamsport Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,205,176
				35,536,085
Health revenue: 1.75%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,074,017
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.34	11-15-2047	10,000,000	9,920,647
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,252,020
Chester County Health & Education Facilities Authority Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,218,943
Geisinger Authority Health System Obligated Group Series A-1	4.00	2-15-2047	10,000,000	9,545,030
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 43

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	4.55%	6-1-2035	$300,000	$300,000
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	4,175,000	4,549,006
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	10,000,000	10,181,674
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,774,528
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	1,003,814
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,424,501
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,174,488
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)%%	5.00	8-15-2049	6,000,000	6,443,158
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)%%	5.25	8-15-2053	10,000,000	10,913,619
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,288,701
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,557,832
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,935,235
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,951,527
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-1-2030	8,995,000	9,023,067
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,136,681
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,404,920
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,873,280
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2045	6,500,000	6,281,521
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,076,274
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2045	2,640,000	2,650,111
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	610,000	589,929
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	936,214
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	580,880
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	730,032
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	576,023
				118,367,672
Housing revenue: 1.13%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,877,856
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	611,543
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,664,472
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	6,000,000	6,683,797
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	6.00	6-30-2061	3,500,000	3,929,502
See accompanying notes to portfolio of investments
44 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania Housing Finance Agency	4.45%	10-1-2044	$3,000,000	$2,998,009
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,165,319
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,970,000	3,129,216
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2024	2,250,000	2,253,373
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,968,132
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	17,131,929
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2031	5,000,000	5,178,876
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2030	3,800,000	3,961,496
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,107,846
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,153,160
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,200,483
				76,015,009
Miscellaneous revenue: 0.08%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,600,875
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	995,477
				5,596,352
Resource recovery revenue: 0.11%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.30	6-1-2044	7,250,000	7,250,000
Tax revenue: 0.09%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	801,410
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,058,296
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,309,115
				6,168,821
Tobacco revenue: 0.18%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	12,000,000	12,067,139
Transportation revenue: 1.57%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,018,586
Pennsylvania EDFA Series A (AGM Insured)	4.13	1-1-2044	1,140,000	1,138,443
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2032	2,110,000	2,348,358
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2033	2,455,000	2,731,946
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2039	1,500,000	1,624,141
Pennsylvania Turnpike Commissionø	3.70	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,289,110
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 45

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25%	12-1-2048	$5,145,000	$5,389,561
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2040	1,000,000	1,112,373
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2041	3,000,000	3,359,153
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,490,754
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,463,882
Pennsylvania Turnpike Commission Series A (AGM Insured)	4.00	12-1-2049	8,095,000	7,919,477
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,477,410
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,816,509
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,926,384
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	9,022,976
Pennsylvania Turnpike Commission Series B1	5.00	6-1-2028	1,450,000	1,528,899
Pennsylvania Turnpike Commission Series B2	5.00	6-1-2027	1,260,000	1,333,386
Pennsylvania Turnpike Commission Series B2	5.00	6-1-2031	5,000,000	5,281,943
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,436,588
				106,209,879
Utilities revenue: 0.07%
Philadelphia Gas Works Co. Series A (AGM Insured)	4.00	8-1-2045	5,000,000	5,011,270
Water & sewer revenue: 0.23%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,113,683
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,409,136
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	4,982,712
				15,505,531
				439,687,898
Rhode Island: 0.22%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,264,706
Education revenue: 0.03%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,978,887
Tax revenue: 0.16%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,824,878
				15,068,471
South Carolina: 1.05%
Education revenue: 0.15%
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.25	11-1-2045	1,500,000	1,527,569
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,465,205
				9,992,774
Health revenue: 0.07%
South Carolina Jobs-EDA Prisma Health Obligated Group Series Cø	4.32	5-1-2048	5,000,000	5,000,000
See accompanying notes to portfolio of investments
46 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.09%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.01%	7-1-2028	$6,236,000	$6,236,000
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	370,000	296,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,880,000	94,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 0.73%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,141,392
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,835,566
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,484,583
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	34,520,219
				48,981,760
				70,738,034
South Dakota: 0.45%
GO revenue: 0.09%
County of Lincoln	5.00	12-1-2048	6,000,000	6,395,931
Health revenue: 0.15%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,056,570
Housing revenue: 0.09%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,100,000
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,014,355
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,588,849
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,068,016
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,320,347
				6,091,567
Resource recovery revenue: 0.12%
South Dakota EDFA Riverview LLP AMT (AgCountry Farm Credit Services LOC)ø	3.78	11-1-2051	8,000,000	8,000,000
				30,544,068
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 47

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.99%
Airport revenue: 0.33%
Metropolitan Nashville Airport Authority Series B AMT	5.25%	7-1-2047	$15,750,000	$16,959,800
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,423,564
				22,383,364
Health revenue: 0.17%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	4,025,471
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,801,640
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024144Aø	3.19	9-1-2036	4,360,000	4,360,000
				11,187,111
Housing revenue: 0.02%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	1,500,000	1,501,843
Miscellaneous revenue: 0.14%
Metropolitan Government Nashville & Davidson County Sports Authority Series A (AGM Insured)	5.25	7-1-2048	4,000,000	4,416,067
Metropolitan Government Nashville & Davidson County Sports Authority Series B (AGM Insured)	5.00	7-1-2041	2,015,000	2,233,216
Metropolitan Government Nashville & Davidson County Sports Authority Series B (AGM Insured)	5.00	7-1-2043	2,515,000	2,761,770
				9,411,053
Utilities revenue: 1.33%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	3.78	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,063,273
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,686,075
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,084,942
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,422,145
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,788,183
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,100,000	1,124,477
				89,669,095
				134,152,466
Texas: 8.16%
Airport revenue: 0.46%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,021,715
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,249,696
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,503,087
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,918,954
See accompanying notes to portfolio of investments
48 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Dallas Fort Worth International Airport Series B	5.00%	11-1-2050	$8,000,000	$8,676,693
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,524,813
				30,894,958
Education revenue: 0.53%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,000,000	999,975
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	483,485
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,626,568
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,439,519
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	2,043,927
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	6,166,690
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,894,306
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	3,020,000	3,089,982
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	3,024,079
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,552,439
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	689,941
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	781,722
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,039,714
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	933,817
University of Houston Series A	5.00	2-15-2047	3,000,000	3,240,130
				36,006,294
GO revenue: 2.04%
City of El Paso	4.00	8-15-2031	6,500,000	6,542,267
City of Georgetown	4.00	8-15-2043	2,140,000	2,111,928
City of Houston Series A	4.00	3-1-2034	1,000,000	1,025,175
City of Palestine (AGM Insured)	4.00	2-15-2051	4,000,000	3,676,388
City of Port Isabel144A	5.10	2-15-2049	905,000	914,465
City of Sugar Land	5.00	2-15-2030	1,250,000	1,317,939
City of Temple	5.00	8-1-2032	1,070,000	1,092,779
Conroe Independent School District	4.00	2-15-2049	12,000,000	11,647,157
County of Dallas	5.00	8-15-2042	4,275,000	4,740,588
County of Travis Series A	5.00	3-1-2036	12,470,000	13,631,354
County of Travis Series A	5.00	3-1-2039	6,250,000	6,734,940
Denton Independent School District	5.00	8-15-2053	8,000,000	8,667,620
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,187,763
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,570,600
Houston Independent School District Series Cøø	4.00	6-1-2039	2,000,000	1,998,801
Krum Independent School District	4.25	8-15-2054	3,000,000	2,960,901
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,906,869
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 49

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Pasadena Independent School District	5.00%	2-15-2047	$6,250,000	$6,766,938
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,078,950
Salado Independent School District	5.00	2-15-2049	1,605,000	1,670,038
San Antonio Independent School District Series B	5.00	8-15-2048	13,000,000	13,110,544
Socorro Independent School District	4.00	8-15-2040	5,000,000	4,962,426
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.68	8-1-2053	4,260,000	4,260,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,698
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,466,454
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,520,830
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,582,928
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,537,433
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,541,616
				137,781,389
Health revenue: 0.59%
Harris County Cultural Education Facilities Finance Corp. Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,022,909
Harris County Cultural Education Facilities Finance Corp. Series A (BAM Insured)	4.00	10-1-2038	3,000,000	3,011,303
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,072,480
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	2,973,881
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,274,275
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-3 (AGM Insured)€	3.84	7-1-2031	2,375,000	2,375,000
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,072,344
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,654,338
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series Bø	4.54	10-1-2041	13,000,000	13,000,000
				39,456,530
Housing revenue: 0.39%
Mizuho Floater/Residual Trust Series 2024-MIZ9158144Aø	4.01	3-1-2038	8,220,000	8,220,000
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,152,210
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,131,428
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,242,589
Texas PFA Facilities Commission Series A	4.00	2-1-2034	5,000,000	5,187,757
Texas PFA Facilities Commission Series A	4.00	2-1-2035	2,000,000	2,069,743
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,004,619
				26,008,346
See accompanying notes to portfolio of investments
50 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.11%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00%	7-15-2027	$2,500,000	$2,539,911
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,058,347
				7,598,258
Miscellaneous revenue: 0.74%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2048	20,000,000	21,326,116
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,841,142
Greater Texoma Utility Authority Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,763,355
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	5,000,000	4,957,671
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2045	2,000,000	2,020,186
				49,908,470
Tax revenue: 0.44%
City of Dallas144Aøø	6.00	8-15-2053	15,000,000	15,148,953
City of Dallas144Aøø	6.25	8-15-2053	7,000,000	7,072,659
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,138,731
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,125,277
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,413,420
				29,899,040
Transportation revenue: 0.56%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,151,755
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,550,926
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	800,064
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,684,770
Central Texas Turnpike System Series C	5.00	8-15-2033	6,280,000	6,305,804
County of Harris Toll Road Revenue	4.00	8-15-2045	3,165,000	3,095,058
Grand Parkway Transportation Corp. Series B CAB	4.95	10-1-2029	1,015,000	1,100,118
Grand Parkway Transportation Corp. Series B CAB	5.05	10-1-2030	2,000,000	2,185,680
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,530,672
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,637,766
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,038,888
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	4,001,228
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	3,000,418
				38,083,147
Utilities revenue: 0.38%
City of Houston Combined Utility System Revenue Series Aø	3.97	5-15-2034	2,500,000	2,500,000
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.51	2-1-2048	8,000,000	7,987,754
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 51

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Lower Colorado River Authority (AGM Insured)	4.00%	5-15-2040	$10,000,000	$10,075,238
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,378,026
				25,941,018
Water & sewer revenue: 1.92%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,462,940
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,056,274
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,041,609
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,901,146
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	13,259,830
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,324,345
Tarrant Regional Water District	5.00	9-1-2034	3,500,000	3,517,512
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,585,203
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,091,043
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,943,138
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,669,739
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,934,129
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	44,052,200
				129,839,108
				551,416,558
Utah: 0.80%
Airport revenue: 0.63%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,515,209
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,494,675
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,627,362
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,571,403
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,621,305
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	14,399,597
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,579,158
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,655,709
				42,464,418
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,122,732
Housing revenue: 0.02%
Utah Housing Corp. University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,300,000	1,286,085
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,500,000	1,200,626
See accompanying notes to portfolio of investments
52 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.01%
Utah Telecommunication Open Infrastructure Agency	5.50%	6-1-2040	$1,000,000	$1,137,125
				54,210,986
Virginia: 0.38%
Health revenue: 0.15%
Roanoke County EDA Friendship Foundation Series A	5.00	9-1-2034	1,495,000	1,383,035
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,160,736
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,375,376
				9,919,147
Housing revenue: 0.04%
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,978,125
Tax revenue: 0.01%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	397,000	138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.18%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,721,632
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,521,174
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,468,293
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,148,064
				11,859,163
				25,358,445
Washington: 2.86%
Airport revenue: 0.48%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,546,010
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	3,035,593
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,200,011
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	8,219,900
				32,001,514
Education revenue: 0.07%
University of Washington Series B	5.00	6-1-2037	2,040,000	2,061,449
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	935,993
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	837,147
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	367,097
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	329,024
				4,530,710
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 53

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.37%
City of Seattle	4.00%	12-1-2040	$2,500,000	$2,503,065
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,586,443
County of Grant	5.25	12-1-2047	3,500,000	3,830,281
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,137,229
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,248,038
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,663,298
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,272,956
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,081,888
Snohomish County School District No. 103 Monroe	5.00	12-1-2031	1,500,000	1,524,151
State of Washington Series B COP	5.00	8-1-2037	6,400,000	6,617,779
State of Washington Series 2016-B	5.00	8-1-2032	8,545,000	8,726,627
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,559,922
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,600,892
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,568,124
State of Washington Series C	5.00	2-1-2044	16,000,000	17,563,317
State of Washington Series F	5.00	6-1-2038	6,500,000	7,272,342
				92,756,352
Health revenue: 0.49%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	4,060,963
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,605,015
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A2	5.00	8-1-2038	3,000,000	3,193,969
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	3,000,000	3,001,603
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,819,269
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,304,472
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,063,587
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,286,043
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	5,889,232
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,086,101
				33,310,254
Housing revenue: 0.14%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,854,863
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,851,063
				9,705,926
Miscellaneous revenue: 0.13%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,411,175
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,878,383
See accompanying notes to portfolio of investments
54 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
State of Washington Series B COP	5.00%	7-1-2040	$1,480,000	$1,586,861
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,663,157
				8,539,576
Utilities revenue: 0.04%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2034	2,500,000	2,827,499
Water & sewer revenue: 0.14%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,842,496
Eclipse Funding Trust Series 2017-0028 (U.S. Bank N.A. LIQ)144Aøø	3.14	7-1-2042	4,365,000	4,365,000
				9,207,496
				192,879,327
West Virginia: 0.27%
GO revenue: 0.04%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,655,178
Health revenue: 0.07%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	5,112,557
Housing revenue: 0.09%
West Virginia Housing Development Fund Warrens CDA Series A	4.55	11-1-2049	6,020,000	5,991,151
Tax revenue: 0.07%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,515,000	1,344,861
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,562,546
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	692,259
				4,599,666
				18,358,552
Wisconsin: 2.77%
Education revenue: 0.69%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,430,000	2,431,662
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,575,917
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,559
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,363,299
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,563,978
PFA University of Kansas	5.00	3-1-2046	15,000,000	15,112,626
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,642,678
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	8,151,476
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,789,997
				46,572,192
GO revenue: 0.27%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	3,000,000	3,287,210
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2032	4,160,000	4,788,000
State of Wisconsin Series Aø	3.80	5-1-2029	5,500,000	5,500,000
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 55

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Verona Area School District	4.00%	4-1-2027	$3,385,000	$3,445,344
Verona Area School District	4.00	4-1-2028	1,380,000	1,407,826
				18,428,380
Health revenue: 0.51%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,865,269
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	4,925,000	4,951,364
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,327,466
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,823,666
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,423,503
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,155,837
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,792,668
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,185,928
				34,525,701
Housing revenue: 0.62%
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2024	800,000	798,592
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2025	920,000	919,757
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2026	1,360,000	1,395,120
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2027	1,675,000	1,745,286
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2028	2,025,000	2,143,158
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2029	2,190,000	2,326,734
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2030	2,300,000	2,449,494
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2031	1,415,000	1,507,908
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2048	16,775,000	17,203,210
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2053	5,000,000	5,104,695
State of Wisconsin Environmental Improvement Fund Revenue Series A	5.00	6-1-2033	3,420,000	3,487,694
Wisconsin Housing & EDA Multifamily Housing Revenue Series A (FHLB SPA)ø	3.62	4-1-2046	2,730,000	2,730,000
				41,811,648
Industrial development revenue: 0.10%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,584,233
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,077,601
				6,661,834
Miscellaneous revenue: 0.15%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2037	1,600,000	911,136
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2038	1,600,000	859,745
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	14,715,000	5,367,870
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,067,768
				10,206,519
Tax revenue: 0.43%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	21,134,535
See accompanying notes to portfolio of investments
56 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00%	4-1-2048	$6,910,000	$7,099,729
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	670,257
				28,904,521
				187,110,795
Wyoming: 0.16%
Industrial development revenue: 0.16%
County of Sweetwater PacifiCorpø	4.25	11-1-2024	11,060,000	11,060,000
Total municipal obligations (Cost $6,786,525,207)				6,703,425,271

		Yield	Shares
Short-term investments: 0.02%
Investment companies: 0.02%
Allspring Government Money Market Fund Select Class♠∞##		5.25	1,303,039	1,303,039
Total short-term investments (Cost $1,303,039)				1,303,039
Total investments in securities (Cost $6,787,828,246)	99.27%			6,704,728,310
Other assets and liabilities, net	0.73			49,546,949
Total net assets	100.00%			$6,754,275,259

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 57

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$102,336,911	$(101,033,872)	$0	$0	$1,303,039	1,303,039	$45,025
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	34,488,555	770,345,205	(804,833,760)	14	(14)	0	0	801,628
				$14	$(14)	$1,303,039		$846,653
See accompanying notes to portfolio of investments
58 | Allspring Municipal Bond Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$6,703,193,771	$231,500	$6,703,425,271
Short-term investments
Investment companies	1,303,039	0	0	1,303,039
Total assets	$1,303,039	$6,703,193,771	$231,500	$6,704,728,310
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund had no material transfers into/out of Level 3
Allspring Municipal Bond Fund | 59